SUPPLEMENT DATED APRIL 2, 2015

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2015

1.	In Part II, in the "Portfolio Holdings Information Policies and Procedures" section, the table under the fourth paragraph is deleted in its entirety and replaced with the following:

Service Provider	Service	Holding Access

FIMCO	Investment Adviser of the Funds.	Complete list on a daily basis with no lag time.

Investment Sub-Adviser	Investment sub-adviser to one or more Funds	Complete list of holdings under sub-adviser's management on a daily basis with no lag time.

The Bank of New York Mellon Corporation and its foreign sub-custodians	Funds' custodian and foreign custody manager, and foreign sub-custodians.	Complete list on a daily basis with no lag time.

Tait, Weller & Baker	Funds' independent public accounting firm.	Complete list on daily basis with no lag time.

KPMG LLP	FIMCO's independent public accounting firm.	Complete list on daily basis with no lag time.

Lipper, Inc.	Provide performance and portfolio analytics reporting for the Funds.	Complete list on quarterly basis with a 30 day lag time.

FactSet Research Systems, Inc.	Provide performance and portfolio analytics reporting for the Funds.	Complete list on daily basis with no lag time.

Morningstar	Provide performance and portfolio analytics reporting for the Funds.	Complete list on quarterly basis with a 30 day lag time.

Bloomberg	Provide research and portfolio analytics reporting for the Funds.	Complete list on daily basis with no lag time.

Interactive Data Corp	Provide pricing service used for the Funds.	Complete list on daily basis with no lag time.

Standard & Poor's Securities Evaluations, Inc.	Provide back-up pricing service for the Funds.	Complete list on weekly basis with no lag time.

Broadridge Investor Communication Solutions, Inc.	Proxy voting services employed by the Funds.	Complete list on daily basis with no lag time.

2.	In Part II, in the "General Information" section, the first paragraph is deleted in its entirety and replaced with the following:

Custodian. The Bank of New York Mellon Corp. ("BNY Mellon"), One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund. BNY Mellon employs foreign subcustodians and foreign securities depositories to provide custody of foreign assets.

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Please retain this Supplement for future reference.
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